AMERICAN STOCK EXCHANGE®
Equities Options ETFs

RECD S.E.C.
AUG 2 4 2007
1086

American Stock Exchange
86 Trinity Place
New York, New York 10006-1872

07073894

August 24, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Ms. Peters: CERTAMX 001-33672

This is to certify that on August 23, 2007 the American Stock Exchange LLC (the "Exchange") received from Neuralstem, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock, $0.001 par value per share

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl

PROCESSED
AUG 28 2007
THOMSON FINANCIAL

END